Redeemable non-controlling interest	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Redeemable non-controlling interest
Non-controlling interest
Changes in non-controlling interests for the periods presented in this report were as follows:

(In $ millions)	North Atlantic Drilling Ltd	Sevan Drilling Limited	Asia Offshore Drilling Ltd	Ship Finance VIEs	Seadrill Nigeria Operations Limited	Total
January 1, 2017 (Predecessor)	165	291	149	(69)	6	542
Changes in 2017	—	—	—	(14)	—	(14)
Net (loss)/income attributable to non-controlling interest in 2017	(89)	(65)	—	24	1	(129)
December 31, 2017 (Predecessor)	76	226	149	(59)	7	399
Adoption of new accounting standard ASU 2016-16 - Income Taxes	(25)	—	—	—	—	(25)
Net (loss)/income attributable to non-controlling interest in period from January 1, 2018 to July 1, 2018	(160)	(10)	1	7	2	(160)
Redeemable non-controlling interest	—	—	(150)	—	—	(150)
Elimination of NCI of North Atlantic Drilling Ltd and Sevan Drilling Limited	109	(216)	—	—	—	(107)
Fair value adjustment of the non-controlling interest in the Ship Finance VIEs and Seadrill Nigeria Operations Limited	—	—	—	199	(2)	197
July 1, 2018 (Predecessor)	—	—	—	147	7	154

July 2, 2018 (Successor)	—	—	—	147	7	154
Net (loss)/income attributable to non-controlling interest in period from July 2, 2018 to December 31, 2018	—	—	—	(2)	—	(2)
December 31, 2018 (Successor)	—	—	—	145	7	152
Net (loss)/income attributable to non-controlling interest in 2019	—	—	—	(5)	4	(1)
December 31, 2019 (Successor)	—	—	—	140	11	151

On emergence from Chapter 11 the non-controlling interest was adjusted to fair value. Refer to Note 5 - Fresh Start Accounting for further information.
North Atlantic Drilling Ltd and Sevan Drilling Limited
In the predecessor, we held a 70.36% interest in NADL and 50.11% interest in Sevan. The amount of shareholders' equity not attributable to us was included in non-controlling interests. As determined in the plan of reorganization, both companies became wholly owned subsidiaries of Seadrill and the non-controlling interests were eliminated prior to emergence on July 2, 2018.
Asia Offshore Drilling Ltd
We hold a 66.24% interest in Asia Offshore Drilling Ltd. In the predecessor, the amount of shareholders' equity not attributable to us was included in non-controlling interests. Subsequent to filing bankruptcy petitions, the predecessor executed a Transaction Support Agreement on April 4, 2018, which included a put option to the holders of the non-controlling interest shares. This redemption feature caused the fair value of the non-controlling interest held in AOD to be reclassified from equity to 'Redeemable non-controlling interest' within the Consolidated Balance Sheets. Refer to Note 27 - Redeemable non-controlling interest for further information.
Ship Finance VIEs
In 2007, 2008 and 2014, we entered into sale and leaseback arrangements for drilling units with SFL Corporation Ltd, who incorporated subsidiary companies for the sole purpose of owning and leasing the drilling units. We concluded that we are the primary beneficiary of these companies and therefore consolidate them under the variable interest model. Accordingly, these subsidiary companies are included in our Consolidated Financial Statements, with the SFL Corporation Ltd equity in these companies included in non-controlling interest. Refer to Note 35 – Variable Interest Entities for more information.
On emergence from Chapter 11 the non-controlling interest was adjusted to fair value. Refer to Note 5 – Fresh Start Accounting for further information.
Seadrill Nigeria Operations Limited
HH Global Alliance Investments Limited ("Heirs Holdings"), an unrelated party registered in Nigeria, owns a non-controlling interest in one of our subsidiaries, Seadrill Nigeria Operations Limited, which holds a 10% interest in our drillship West Jupiter and previously supported the West Jupiter's operations whilst it was under contract with Total in Nigeria. The equity attributable to Heirs Holdings is classified as a non-controlling interest in our consolidated balance sheet. In February 2020, we paid $11 million to Heirs Holdings for an option to buy the non-controlling interest at any point in the future for a $1 purchase price.
Redeemable non-controlling interest
Changes in redeemable non-controlling interests for the periods presented in this report were as follows:

(In $ millions)	Asia Offshore Drilling Ltd
As at January 1, 2018 (Predecessor)	—
Reclassification from non-controlling interest	150
Fair value adjustment on initial recognition	(127)
Net income attributable to redeemable non-controlling interest	2
Fresh start fair value adjustment	5
As at July 1, 2018 (Predecessor)	30

As at July 2, 2018 (Successor)	30
Net loss attributable to redeemable non-controlling interest	(1)
Fair value adjustment	9
As at December 31, 2018 (Successor)	38
Net loss attributable to redeemable non-controlling interest	(2)
Fair value adjustment	21
As at December 31, 2019 (Successor)	57

We hold a 66.24% interest in Asia Offshore Drilling Limited (“AOD”), which owns the benign environment jack-up rigs AOD 1, AOD 2 and AOD 3. The remaining 33.76% interest is owned by Mermaid Maritime Public Company Limited ("Mermaid").
On April 4, 2018, subsequent to filing bankruptcy petitions, the Predecessor executed a Transaction Support Agreement (“TSA”) with Mermaid in order to (i) provide a framework for a monetization event for Mermaid and (ii) obtain unanimous approval for AOD to become a party to the RSA and participate in Seadrill’s broader debt restructuring under its Chapter 11 reorganization.
The TSA provided Mermaid with put option that gave them the right (with no obligation) to sell their non-controlling interest shares to Seadrill. The repurchase price is based on the fair value of the shares, determined by a valuation expert, subject to a price ceiling of $125 million. The exercise window for the put option started on October 1, 2019 and ends on September 30, 2020.
If Mermaid do not exercise their option, Seadrill will have a call option that gives them the right (with no obligation) to buy Mermaid's non-controlling interest shares for fair value, subject to a price floor of $75 million. The exercise window for the call option starts on October 1, 2020 and ends on March 31, 2021.
If the purchase price is less than $50 million then it will be settled in cash. If the purchase price is greater than $50 million, then Seadrill is required to settle the first $50 million in cash and any excess fair value in a variable number of Seadrill common shares (based on the 60 day volume-weighted average price).
The put option generated a redemption feature for Mermaid that is outside the control of Seadrill. This caused the fair value of Mermaid's non-controlling interest shares to be reclassified from equity to "Redeemable non-controlling interest" within the consolidated balance sheet of the Predecessor. Each reporting period, we are required to (i) attribute Mermaid's share of AOD's profit to the redeemable non-controlling interest and (ii) make an adjustment to record the redeemable non-controlling interest shares at fair value, with the offsetting entry going to equity. These entries are set out in the table above.